Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Sep. 30, 2013	$ 1,124,364	$ 137,220	$ 130,886,161	$ (129,899,017)
Balance (in shares) at Sep. 30, 2013		13,722,023
Shares issued on exercise of stock options	1,687,451	$ 3,746	1,683,705
Shares issued on exercise of stock options (in shares)		374,596
Shares issued on exercise of stock warrants	213,457	$ 2,027	211,430
Shares issued on exercise of stock warrants (in shares)		202,650
Shares issued in debt conversions	50,000	$ 100	49,900
Shares issued in debt conversions (in shares)		10,000
Shares issued for officer compensation	14,500	$ 25	14,475
Shares issued for officer compensation (in shares)		2,500
Purchase of common shares presented for retirement	(201,461)	$ (389)	(201,072)
Purchase of common shares presented for retirement (in shares)		(38,906)
Shares Issued In Acquisition Of Double Vision	3,280,000	$ 8,000	3,272,000
Shares Issued In Acquisition Of Double Vision, Shares		800,000
Compensation recognized on option and warrant grants	998,917		998,917
Net loss	(4,510,514)			(4,510,514)
Balance at Sep. 30, 2014	2,656,714	$ 150,729	136,915,516	(134,409,531)
Balance (in shares) at Sep. 30, 2014		15,072,864
Shares issued on exercise of stock warrants	50,000	$ 200	49,800
Shares issued on exercise of stock warrants (in shares)		20,000
Shares issued for payment of services	210,000	$ 700	209,300
Shares issued for payment of services, (in shares)		70,000
Sale of shares for cash	1,000,000	$ 2,619	997,381
Sale of shares for cash, (shares)		261,954
Additional shares issued in acquisition of DoubleVision	1,067,044	$ 2,964	1,064,080
Additional shares issued in acquisition of DoubleVision, shares		296,402
Compensation recognized on option and warrant grants	274,677		$ 274,677
Net loss	(1,912,122)			(1,912,122)
Balance at Jun. 30, 2015	$ 3,346,313	$ 157,212	$ 139,510,754	$ (136,321,653)
Balance (in shares) at Jun. 30, 2015		15,721,220